Share-Based Compensation (Details) - Schedule of Share Option Activity		6 Months Ended		12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2024 CNY (¥) $ / shares ¥ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) $ / shares ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Schedule of Share Option Activity [Line Items]
Number of Options, Outstanding as of ending (in Shares) | shares	312,386			312,386	312,386
Aggregated Intrinsic Value, Outstanding as of ending (in Yuan Renminbi) | ¥	¥ 4,004,469	¥ 611,641	¥ 611,641	¥ 4,004,469	¥ 4,004,469
Aggregated Intrinsic Value, Vested and exercisable (in Yuan Renminbi) | ¥		¥ 164,553	¥ 164,553
Number of Options, Granted (in Shares) | shares		12,987	12,987
Weighted Average Exercise Price, Granted | $ / shares		¥ 0.0002
Number of Options, Exercised (in Shares) | shares		81,853	81,853	504,557	504,557
Weighted Average Exercise Price, Exercised | $ / shares				¥ 0.0002
Stock Options [Member]
Schedule of Share Option Activity [Line Items]
Number of Options, Outstanding as of ending (in Shares) | shares	312,386	193,120	193,120	312,386	312,386	250,000
Weighted Average Exercise Price, Outstanding as of ending	¥ 0.001		¥ 0.001		¥ 0.001	¥ 0.003
Weighted Average Remaining Term (Years), Outstanding as of ending	9 years 3 months 18 days	8 years 9 months 29 days	8 years 9 months 29 days	9 years 3 months 18 days	9 years 3 months 18 days	9 years
Weighted Average Grant Date Fair Value, Outstanding as of ending	¥ 7.34	¥ 7.34	¥ 7.34	¥ 7.34	¥ 7.34	¥ 60.94
Aggregated Intrinsic Value, Outstanding as of ending (in Yuan Renminbi) | ¥	¥ 4,004,469			¥ 4,004,469	¥ 4,004,469	¥ 2,001,626
Number of Options, Vested and exercisable (in Shares) | shares	71,517	51,956	51,956	71,517	71,517	83,333
Weighted Average Exercise Price, Vested and exercisable	¥ 0.001	¥ 0.001	¥ 0.001	¥ 0.001	¥ 0.001	¥ 0.003
Weighted Average Remaining Term (Years), Vested and exercisable		8 years 9 months 29 days	8 years 9 months 29 days	9 years 3 months 18 days	9 years 3 months 18 days	9 years
Weighted Average Grant Date Fair Value, Vested and exercisable			¥ 7.34		¥ 7.34	¥ 60.94
Number of Options, Granted (in Shares) | shares				861,860	861,860	250,000
Weighted Average Exercise Price, Granted					¥ 0.001	¥ 0.003
Weighted Average Remaining Term (Years), Granted				9 years 3 months 18 days	9 years 3 months 18 days	10 years
Weighted Average Grant Date Fair Value, Granted					¥ 7.34	¥ 60.94
Number of Options, Forfeited (in Shares) | shares		37,413	37,413	211,584	211,584
Weighted Average Exercise Price, Forfeited			¥ 0.001		¥ 0.003
Weighted Average Remaining Term (Years), Forfeited
Weighted Average Grant Date Fair Value, Forfeited			¥ 7.34		¥ 49.57
Number of Options, Exercised (in Shares) | shares		81,853	81,853	587,890	587,890
Weighted Average Exercise Price, Exercised			¥ 0.001		¥ 0.002
Weighted Average Remaining Term (Years), Exercised
Weighted Average Grant Date Fair Value, Exercised			¥ 7.34		¥ 14.94